LVIP American Century Mid Cap Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.85%
Aerospace & Defense–1.49%
L3Harris Technologies, Inc.	44,421	$9,297,760
		9,297,760
Automobile Components–0.95%
BorgWarner, Inc.	122,024	3,495,988
Gentex Corp.	105,928	2,468,122
		5,964,110
Banks–6.99%
Commerce Bancshares, Inc.	155,667	9,687,158
First Hawaiian, Inc.	129,278	3,159,554
PNC Financial Services Group, Inc.	23,559	4,140,966
Truist Financial Corp.	275,254	11,326,702
U.S. Bancorp	285,473	12,052,670
Westamerica BanCorp	65,845	3,333,732
		43,700,782
Beverages–1.62%
Heineken NV	53,341	4,349,442
Pernod Ricard SA	58,691	5,798,236
		10,147,678
Building Products–0.51%
A.O. Smith Corp.	49,068	3,207,084
		3,207,084
Capital Markets–3.61%
Bank of New York Mellon Corp.	80,698	6,768,141
Northern Trust Corp.	95,326	9,403,910
T. Rowe Price Group, Inc.	69,445	6,379,912
		22,551,963
Chemicals–1.34%
Akzo Nobel NV	74,630	4,596,139
PPG Industries, Inc.	34,476	3,769,951
		8,366,090
Commercial Services & Supplies–1.10%
ABM Industries, Inc.	89,816	4,253,686
Republic Services, Inc.	10,766	2,607,094
		6,860,780
Communications Equipment–0.44%
†F5, Inc.	10,311	2,745,510
		2,745,510
Construction & Engineering–0.95%
Vinci SA	46,972	5,921,295
		5,921,295
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.91%
Eagle Materials, Inc.	11,648	$2,585,041
Martin Marietta Materials, Inc.	6,508	3,111,670
		5,696,711
Consumer Staples Distribution & Retail–1.16%
Koninklijke Ahold Delhaize NV	194,537	7,266,935
		7,266,935
Containers & Packaging–2.02%
Graphic Packaging Holding Co.	348,772	9,054,121
Packaging Corp. of America	18,242	3,612,281
		12,666,402
Electric Utilities–4.87%
Evergy, Inc.	146,534	10,103,519
Eversource Energy	119,956	7,450,467
PPL Corp.	151,429	5,468,101
Xcel Energy, Inc.	105,422	7,462,824
		30,484,911
Electrical Equipment–1.07%
Emerson Electric Co.	41,814	4,584,487
Legrand SA	15,866	1,680,265
nVent Electric PLC	8,303	435,243
		6,699,995
Electronic Equipment, Instruments & Components–0.97%
TE Connectivity PLC	43,146	6,097,393
		6,097,393
Energy Equipment & Services–0.89%
Baker Hughes Co.	126,343	5,552,775
		5,552,775
Financial Services–0.40%
Edenred SE	77,050	2,503,852
		2,503,852
Food Products–3.07%
Conagra Brands, Inc.	293,111	7,817,271
General Mills, Inc.	94,951	5,677,120
Mondelez International, Inc. Class A	83,838	5,688,408
		19,182,799
Gas Utilities–2.30%
ONE Gas, Inc.	90,277	6,824,038
Spire, Inc.	96,926	7,584,460
		14,408,498
LVIP American Century Mid Cap Value Fund–1

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.94%
CSX Corp.	240,670	$7,082,918
Norfolk Southern Corp.	47,836	11,329,957
		18,412,875
Health Care Equipment & Supplies–7.66%
Becton Dickinson & Co.	41,729	9,558,445
†Envista Holdings Corp.	237,375	4,097,092
GE HealthCare Technologies, Inc.	58,434	4,716,208
†Hologic, Inc.	72,461	4,475,916
Medtronic PLC	68,432	6,149,299
Zimmer Biomet Holdings, Inc.	167,248	18,929,129
		47,926,089
Health Care Providers & Services–8.32%
Cardinal Health, Inc.	34,873	4,804,453
Cencora, Inc.	25,484	7,086,846
†Centene Corp.	90,126	5,471,549
†Henry Schein, Inc.	181,386	12,423,127
Labcorp Holdings, Inc.	45,257	10,533,114
Quest Diagnostics, Inc.	42,649	7,216,211
Universal Health Services, Inc. Class B	23,935	4,497,387
		52,032,687
Health Care REITs–1.75%
Healthpeak Properties, Inc.	257,166	5,199,897
Ventas, Inc.	83,974	5,774,052
		10,973,949
Household Durables–0.78%
†Mohawk Industries, Inc.	42,522	4,855,162
		4,855,162
Household Products–2.13%
Kimberly-Clark Corp.	53,739	7,642,760
Reckitt Benckiser Group PLC	83,906	5,673,761
		13,316,521
Insurance–4.43%
Allstate Corp.	34,826	7,211,420
Hanover Insurance Group, Inc.	23,636	4,111,482
Reinsurance Group of America, Inc.	31,026	6,109,019
Willis Towers Watson PLC	30,423	10,281,453
		27,713,374
IT Services–2.00%
Amdocs Ltd.	93,367	8,543,080
Cognizant Technology Solutions Corp. Class A	51,575	3,945,488
		12,488,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.34%
†ICON PLC	20,285	$3,549,672
†IQVIA Holdings, Inc.	27,573	4,861,120
		8,410,792
Machinery–3.10%
Cummins, Inc.	3,183	997,680
Dover Corp.	15,571	2,735,513
†Gates Industrial Corp. PLC	64,651	1,190,225
Oshkosh Corp.	87,499	8,231,906
Timken Co.	60,944	4,380,045
Weir Group PLC	62,014	1,873,399
		19,408,768
Media–1.86%
Fox Corp. Class B	36,321	1,914,480
Interpublic Group of Cos., Inc.	181,896	4,940,295
Omnicom Group, Inc.	57,282	4,749,251
		11,604,026
Metals & Mining–0.83%
Reliance, Inc.	17,913	5,172,379
		5,172,379
Multi-Utilities–1.96%
Northwestern Energy Group, Inc.	165,591	9,582,751
WEC Energy Group, Inc.	24,591	2,679,927
		12,262,678
Oil, Gas & Consumable Fuels–4.85%
Coterra Energy, Inc.	214,554	6,200,610
Diamondback Energy, Inc.	18,985	3,035,322
Enterprise Products Partners LP	400,605	13,676,655
EQT Corp.	57,083	3,049,945
Occidental Petroleum Corp.	88,048	4,346,049
		30,308,581
Passenger Airlines–0.92%
Southwest Airlines Co.	171,891	5,772,100
		5,772,100
Personal Care Products–2.16%
Estee Lauder Cos., Inc. Class A	73,561	4,855,026
Kenvue, Inc.	360,800	8,651,984
		13,507,010
Residential REITs–1.92%
Equity Residential	119,998	8,589,457
Essex Property Trust, Inc.	11,076	3,395,569
		11,985,026
LVIP American Century Mid Cap Value Fund–2

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–2.36%
Agree Realty Corp.	46,291	$3,573,203
Realty Income Corp.	161,099	9,345,353
Regency Centers Corp.	25,028	1,846,065
		14,764,621
Semiconductors & Semiconductor Equipment–0.38%
Teradyne, Inc.	29,132	2,406,303
		2,406,303
Specialized REITs–3.68%
American Tower Corp.	28,999	6,310,182
Public Storage	22,971	6,874,991
VICI Properties, Inc.	301,019	9,819,240
		23,004,413
Technology Hardware, Storage & Peripherals–1.12%
HP, Inc.	252,959	7,004,435
		7,004,435
Trading Companies & Distributors–3.70%
†Beacon Roofing Supply, Inc.	56,112	6,941,055
Bunzl PLC	174,925	6,728,732
MSC Industrial Direct Co., Inc. Class A	122,105	9,483,895
		23,153,682
Total Common Stock (Cost $539,224,873)		605,807,362
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.79%
Henkel AG & Co. KGaA 2.51%	62,301	$4,957,111
Total Preferred Stock (Cost $4,199,663)		4,957,111

EXCHANGE-TRADED FUND–0.71%
iShares Russell Mid-Cap Value ETF	35,241	4,439,309
Total Exchange-Traded Fund (Cost $4,500,059)		4,439,309
MONEY MARKET FUND–1.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	11,517,742	11,517,742
Total Money Market Fund (Cost $11,517,742)		11,517,742

TOTAL INVESTMENTS–100.19% (Cost $559,442,337)	626,721,524
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(1,189,769)
NET ASSETS APPLICABLE TO 31,174,815 SHARES OUTSTANDING–100.00%	$625,531,755

†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(7,634,273)	USD	8,306,852	6/27/25	$10,916	$—
BOA	EUR	762,952	USD	(827,758)	6/27/25	1,319	—
CITI	GBP	(4,720,956)	USD	6,107,473	6/27/25	9,646	—
GSI	EUR	(7,634,273)	USD	8,307,615	6/27/25	11,680	—
GSI	GBP	(4,720,956)	USD	6,107,034	6/27/25	9,207	—
MSC	EUR	(7,634,272)	USD	8,306,520	6/27/25	10,584	—
UBS	EUR	(7,634,273)	USD	8,304,523	6/27/25	8,588	—
Total Foreign Currency Exchange Contracts						$61,940	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CITI–Citigroup Global Markets
ETF–Exchange-Traded Fund
LVIP American Century Mid Cap Value Fund–3

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Mid Cap Value Fund–4